Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Growth Allocation Fund

International Equity Index Fund

Supplement dated June 2, 2017

to

Prospectus dated May 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.         GROWTH ALLOCATION FUND: CHANGE TO EXPENSE EXAMPLE

Under the heading “Expense Example” for the Growth Allocation Fund, on page 43, the disclosure is deleted in its entirety and replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ 89	$ 115
3 Years	$ 280	$ 361
5 Years	$ 487	$ 627
10 Years	$1,083	$1,385

VI.         INTERNATIONAL EQUITY INDEX FUND: CHANGE TO AVERAGE ANNUAL TOTAL RETURNS TABLE

Under the heading “Performance” for the International Equity Index Fund, on page 108, the table entitled “Average Annual Total Returns as of 12/31/16” is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/16

	One Year	Since Inception (6/1/2015)
Institutional Class before taxes	1.63%	(5.40)%
Institutional Class after taxes on distributions(1)	1.03%	(5.86)%
Institutional Class after taxes on distributions and sale of Fund shares(1)(2)	1.41%	(4.10)%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)	1.00%	(4.97)%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).

(2)	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Growth Allocation Fund

Supplement dated June 2, 2017

to

Prospectus dated May 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.         GROWTH ALLOCATION FUND: CHANGE TO EXPENSE EXAMPLE

Under the heading “Expense Example” for the Growth Allocation Fund, on page 43, the disclosure is deleted in its entirety and replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ 89	$ 115
3 Years	$ 280	$ 361
5 Years	$ 487	$ 627
10 Years	$1,083	$1,385

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Growth Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	487
10 Years	rr_ExpenseExampleYear10	1,083
Growth Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	361
5 Years	rr_ExpenseExampleYear05	627
10 Years	rr_ExpenseExampleYear10	$ 1,385
International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

International Equity Index Fund

Supplement dated June 2, 2017

to

Prospectus dated May 1, 2017

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

VI.         INTERNATIONAL EQUITY INDEX FUND: CHANGE TO AVERAGE ANNUAL TOTAL RETURNS TABLE

Under the heading “Performance” for the International Equity Index Fund, on page 108, the table entitled “Average Annual Total Returns as of 12/31/16” is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/16

	One Year	Since Inception (6/1/2015)
Institutional Class before taxes	1.63%	(5.40)%
Institutional Class after taxes on distributions(1)	1.03%	(5.86)%
Institutional Class after taxes on distributions and sale of Fund shares(1)(2)	1.41%	(4.10)%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)	1.00%	(4.97)%
(1)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).

(2)	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
International Equity Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2015
International Equity Index Fund | after taxes on distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.03%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.86%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2015
International Equity Index Fund | after taxes on distributions and sale of Fund shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.41%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2015
International Equity Index Fund | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2015

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.